DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)	1 Months Ended
Dec. 31, 2025 USD ($)
Nature of Business
Net income (loss)	$ (659)
Cash	0
Working capital deficit	$ 659